UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 69.9%
DIVERSIFIED 6.0%
American Assets Trust(a)	175,367	$5,916,883
American Realty Capital Properties(a),(b)	769,268	10,785,137
Cousins Properties(a)	674,083	7,731,732
Forest City Enterprises, Class A(a),(b),(c)	235,858	4,504,888
Vornado Realty Trust(a),(b)	267,354	26,350,410
		55,289,050
HEALTH CARE 7.1%
Aviv REIT(a)	287,625	7,032,431
Health Care REIT(a),(b)	238,005	14,185,098
Omega Healthcare Investors	247,989	8,312,591
Ventas(a),(b)	600,687	36,383,612
		65,913,732
HOTEL 4.4%
Hersha Hospitality Trust(a),(b)	986,964	5,754,000
Host Hotels & Resorts(a),(b)	665,003	13,459,661
Orient-Express Hotels Ltd., Class A (Bermuda)(c)	206,487	2,975,478
Strategic Hotels & Resorts(a),(c)	925,606	9,431,925
Sunstone Hotel Investors(a)	672,202	9,229,333
		40,850,397
INDUSTRIALS 5.3%
First Industrial Realty Trust(a)	174,616	3,373,581
Gramercy Property Trust(d)	725,502	3,743,590
Prologis(a),(b)	925,417	37,784,776
STAG Industrial	172,897	4,166,818
		49,068,765
OFFICE 11.8%
Boston Properties(a),(b)	226,137	25,899,471
Corporate Office Properties Trust(a)	320,421	8,536,015
Douglas Emmett(a)	382,532	10,381,918
Empire State Realty Trust, Class A(a)	435,908	6,586,570
Hudson Pacific Properties(a),(b)	291,826	6,732,426
Kilroy Realty Corp.	184,976	10,835,894
Parkway Properties(a)	619,746	11,310,364
PS Business Parks(a)	100,830	8,431,405

	Number of Shares	Value
SL Green Realty Corp.(a),(b)	211,606	$21,291,796
		110,005,859
RESIDENTIAL—APARTMENT 9.9%
Apartment Investment & Management Co.(a),(b)	264,535	7,994,247
AvalonBay Communities(a)	65,019	8,538,295
Education Realty Trust(a)	649,079	6,406,410
Equity Residential(a),(b)	725,913	42,095,695
Essex Property Trust(a)	49,997	8,501,990
UDR(a),(b)	711,288	18,372,569
		91,909,206
SELF STORAGE 5.9%
CubeSmart(a),(b)	327,876	5,626,352
Extra Space Storage	154,860	7,512,259
Public Storage(a),(b)	189,060	31,854,720
Sovran Self Storage(a)	131,376	9,649,567
		54,642,898
SHOPPING CENTERS 17.9%
COMMUNITY CENTER 5.5%
Kimco Realty Corp.(a),(b)	809,291	17,707,287
Ramco-Gershenson Properties Trust(a),(b)	395,910	6,453,333
Regency Centers Corp.(a),(b)	249,571	12,743,095
Tanger Factory Outlet Centers(a)	130,112	4,553,920
Weingarten Realty Investors(a),(b)	317,235	9,517,050
		50,974,685
FREE STANDING 0.8%
Realty Income Corp.(a),(b)	183,063	7,479,954
REGIONAL MALL 11.6%
General Growth Properties(a),(b)	619,980	13,639,560
Glimcher Realty Trust(a)	831,850	8,343,456
Macerich Co. (The)(a),(b)	265,189	16,529,230
Simon Property Group(a),(b)	373,664	61,280,896
Taubman Centers	116,829	8,270,325
		108,063,467
TOTAL SHOPPING CENTERS		166,518,106
SPECIALTY 1.6%
Digital Realty Trust(a),(b)	253,063	13,432,584

	Number of Shares	Value
Weyerhaeuser Co.	44,944	$1,319,107
		14,751,691
TOTAL COMMON STOCK (Identified cost—$479,032,342)		648,949,704
PREFERRED SECURITIES—$25 PAR VALUE 24.1%
BANKS 7.0%
AgriBank FCB, 6.875%, ($100 Par Value)	38,000	3,919,939
Citigroup, 6.875%, Series K	121,050	3,155,774
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(e)	33,000	3,355,688
CoBank ACB, 6.125%, Series G ($100 Par Value)	46,500	3,942,330
Countrywide Capital IV, 6.75%, due 4/1/33(a),(b)	238,687	6,050,715
Countrywide Capital V, 7.00%, due 11/1/36(a)	362,112	9,233,856
Farm Credit Bank of Texas, 6.75%, 144A(e)	63,000	6,445,688
Fifth Third Bancorp, 6.625%, Series I	141,740	3,757,527
First Niagara Financial Group, 8.625%, Series B	60,000	1,704,600
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	4,156	5,361,282
PNC Financial Services Group, 6.125%, Series P(a)	192,500	5,141,675
US Bancorp, 6.50%, Series F(a)	78,991	2,243,344
Wells Fargo & Co., 5.85%	90,700	2,258,430
Wells Fargo & Co., 6.625%	46,774	1,270,382
Zions Bancorp, 7.90%, Series F(a)	168,802	4,783,849
Zions Bancorp, 6.30%, Series G	85,441	2,127,481
		64,752,560
BANKS—FOREIGN 1.4%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	100,000	2,594,000
Barclays Bank PLC, 8.125%, Series V (United Kingdom)	250,000	6,502,500
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	172,192	4,406,393
		13,502,893
ELECTRIC—INTEGRATED 0.5%
Integrys Energy Group, 6.00%, due 8/1/73(f)	181,652	4,579,447
FINANCE—INVESTMENT BANKER/BROKER 0.7%
Morgan Stanley, 6.875%	234,598	6,080,780
INDUSTRIALS—CHEMICALS 0.7%
CHS, 7.10%, Series II	260,000	6,960,200

	Number of Shares	Value
INSURANCE 4.9%
LIFE/HEALTH INSURANCE 0.4%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	20,000	$2,061,250
Principal Financial Group, 6.518%, Series B (FRN)	80,000	1,990,400
		4,051,650
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aviva PLC, 8.25%, due 12/1/41 (United Kingdom)	22,533	623,263
MULTI-LINE 1.6%
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,809,472
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	7,108,800
Kemper Corp., 7.375%, due 2/27/54	114,350	2,943,369
WR Berkley Corp., 5.625%, due 4/30/53	132,737	2,859,155
		14,720,796
MULTI-LINE—FOREIGN 1.2%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,850,220
ING Groep N.V., 7.375% (Netherlands)(a)	294,873	7,528,108
		11,378,328
REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	140,000	3,708,600
REINSURANCE—FOREIGN 1.2%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	138,391	3,433,481
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,768,720
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	55,284	1,393,157
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	94,092	2,462,387
Montpelier Re Holdings Ltd., 8.875% (Bermuda)(a),(b)	36,397	979,807
		11,037,552
TOTAL INSURANCE		45,520,189
INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Qwest Corp., 6.125%, due 6/1/53(a)	150,000	3,304,500
Qwest Corp., 7.00%, due 4/1/52	78,395	1,981,042
Qwest Corp., 7.375%, due 6/1/51(a)	146,586	3,833,224
Telephone & Data Systems, 6.875%, due 11/15/59	7,386	187,309
		9,306,075

	Number of Shares	Value
REAL ESTATE 7.0%
DIVERSIFIED 2.0%
Coresite Realty Corp., 7.25%, Series A	79,200	$1,960,200
EPR Properties, 6.625%, Series F	119,700	2,856,042
Gramercy Property Trust, 8.125%, Series A	203,584	5,067,206
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	4,529,883
National Retail Properties, 5.70%	73,266	1,534,190
NorthStar Realty Finance Corp., 8.50%, Series D	119,300	2,969,377
		18,916,898
HOTEL 0.9%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,210,846
Hospitality Properties Trust, 7.125%, Series D	95,000	2,408,250
Pebblebrook Hotel Trust, 7.875%, Series A(a),(b)	100,000	2,593,000
		8,212,096
INDUSTRIALS 0.2%
Monmouth Real Estate Investment Corp., 7.875%, Series B(g)	87,500	2,242,625
OFFICE 1.0%
American Realty Capital Properties, 6.70%, Series F	273,710	6,232,377
Corporate Office Properties Trust, 7.375%, Series L(a),(b)	100,000	2,544,000
		8,776,377
RESIDENTIAL—MANUFACTURED HOME 0.5%
Campus Crest Communities, 8.00%, Series A	119,068	2,994,560
Equity Lifestyle Properties, 6.75%, Series C	60,843	1,484,569
		4,479,129
SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.5%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,148,690
DDR Corp., 6.50%, Series J	60,000	1,443,600
Inland Real Estate Corp., 8.125%, Series A	135,000	3,485,700
Saul Centers, 6.875%, Series C	79,140	1,912,814
Weingarten Realty Investors, 6.50%, Series F(a),(b)	101,803	2,512,498
		14,503,302
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D(a)	324,982	8,166,797
TOTAL SHOPPING CENTERS		22,670,099
TOTAL REAL ESTATE		65,297,224

	Number of Shares	Value
TRANSPORT—MARINE—FOREIGN 0.6%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	92,325	$2,325,436
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	56,054	1,545,969
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	60,000	1,526,400
		5,397,805
UTILITY 0.3%
SCE Trust III, 5.75%	98,650	2,525,440
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$211,332,836)		223,922,613
PREFERRED SECURITIES—CAPITAL SECURITIES 41.1%
BANKS 8.0%
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000	5,616,406
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,276,875
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	3,250,000	3,374,589
Goldman Sachs Capital II, 4.00%, (FRN)(a)	9,000,000	6,975,000
JPMorgan Chase & Co., 7.90%, Series I(a),(b)	16,500,000	18,727,500
JPMorgan Chase & Co., 6.75%, Series S	5,900,000	6,239,250
JPMorgan Chase & Co., 6.125%, Series U	1,900,000	1,878,144
PNC Financial Services Group, 6.75%(a),(b)	4,000,000	4,379,692
Wells Fargo & Co., 7.98%, Series K(a),(b)	13,475,000	15,378,344
Zions Bancorp, 7.20%, Series J	3,997,000	4,156,880
		74,002,680
BANKS—FOREIGN 14.8%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(e)	2,474,000	3,717,097
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	1,600,000	2,227,384
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(h)	4,400,000	4,778,127
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a),(e)	4,350,000	4,708,875
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	1,800,000	2,717,262
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a),(b)	3,375,000	3,729,375
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)(a)	4,250,000	4,696,250
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a),(e)	4,300,000	4,536,500
Barclays PLC, 8.00% (United Kingdom) (EUR)	2,050,000	2,979,512
Barclays PLC, 8.25% (United Kingdom)	5,520,000	5,806,267
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(e)	2,800,000	3,073,000
BNP Paribas, 7.195%, 144A (France)(a),(e)	2,900,000	3,110,250

	Number of Shares	Value
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a),(e)	6,400,000	$7,352,000
Credit Agricole SA, 7.875%, 144A (France)(e)	3,109,000	3,287,767
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a),(e)	4,700,000	5,387,375
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(e)	2,800,000	3,080,000
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(e)	3,005,000	3,267,968
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(e)	7,640,000	8,709,600
HBOS Capital Funding LP, 6.85% (United Kingdom)	6,050,000	6,096,131
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(e)	8,442,000	12,177,585
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	2,800,000	3,150,000
Nationwide Building Society, 10.25%, (United Kingdom)(h)	3,290,000	6,801,580
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	1,400,000	2,331,676
Rabobank Nederland, 8.40% (Netherlands)	5,100,000	5,680,125
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(e)	4,800,000	6,384,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	4,791,000	5,174,280
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a),(e)	2,500,000	3,149,687
Societe Generale SA, 6.75% (France)	1,150,000	1,605,289
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(e)	2,250,000	2,414,615
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	5,000,000	5,873,760
		138,003,337
FINANCE—DIVERSIFIED FINANCIAL SERVICES 2.2%
General Electric Capital Corp., 7.125%, Series A(a),(b)	11,800,000	13,473,299
General Electric Capital Corp., 6.25%, Series B(a),(b)	7,000,000	7,522,018
		20,995,317
FOOD 0.8%
Dairy Farmers of America, 7.875%, 144A(e),(g)	68,100	7,333,519
INSURANCE 9.7%
LIFE/HEALTH INSURANCE 2.7%
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a),(e)	3,000,000	3,663,600
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a),(e)	4,475,000	5,851,062
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(e)	2,700,000	2,835,000

	Number of Shares	Value
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(e)	9,315,000	$12,249,225
		24,598,887
LIFE/HEALTH INSURANCE—FOREIGN 1.3%
La Mondiale Vie, 7.625% (France)	7,500,000	8,203,125
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a),(e)	3,800,000	4,277,029
		12,480,154
MULTI-LINE 1.5%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	7,223,000	9,525,331
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,560,000
		14,085,331
MULTI-LINE—FOREIGN 1.0%
Aviva PLC, 8.25% (United Kingdom)	3,500,000	3,924,375
AXA SA, 8.60%, due 12/15/30 (France)(a)	1,400,000	1,809,500
AXA SA, 6.463%, 144A (France)(a),(e)	3,050,000	3,221,563
		8,955,438
PROPERTY CASUALTY 0.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(e)	3,600,000	4,014,000
PROPERTY CASUALTY—FOREIGN 0.9%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(e)	3,750,000	4,368,562
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	2,150,000	3,610,288
		7,978,850
REINSURANCE—FOREIGN 1.9%
Aquarius + Investments PLC, 8.25% (Switzerland)	6,000,000	6,675,000
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a),(e)	6,800,000	7,072,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(e)	3,800,000	4,071,685
		17,818,685
TOTAL INSURANCE		89,931,345
INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(e)	11,254	13,807,251

	Number of Shares	Value
PIPELINES 1.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	8,500,000	$9,590,125
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,436,922
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	4,710,000	5,307,487
		17,334,534
UTILITIES 2.2%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	6,700,000	7,392,365
ELECTRIC UTILITIES—FOREIGN 0.6%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(e)	4,630,000	5,206,898
MULTI-UTILITIES 0.8%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	4,184,000	4,571,020
PPL Capital Funding, 6.70%, due 3/30/67, Series A	3,000,000	3,017,016
		7,588,036
TOTAL UTILITIES		20,187,299
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$336,913,019)		381,595,282

	Principal Amount
CORPORATE BONDS 1.1%
INSURANCE—PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(e)	$5,250,000	5,737,599
INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Citizens Communications Co., 9.00%, due 8/15/31(a)	3,000,000	3,082,500
REAL ESTATE—SHOPPING CENTERS 0.2%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(e),(g)	1,965,000	1,567,087
TOTAL CORPORATE BONDS (Identified cost—$9,744,179)		10,387,186

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(i)		2,500,000	$2,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,500,000)			2,500,000
TOTAL INVESTMENTS (Identified cost—$1,039,522,376)	136.5%		1,267,354,785
WRITTEN CALL OPTIONS	0.0		(538)
LIABILITIES IN EXCESS OF OTHER ASSETS	(36.5)		(338,770,837)
NET ASSETS (Equivalent to $19.44 per share based on 47,769,767 shares of common stock outstanding)	100.0%		$928,583,410

	Number of Contracts
WRITTEN CALL OPTIONS 0.0%
Gramercy Property Trust, USD Strike Price 5.73, 4/17/14	2,832	$(538)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$57,682)		$(538)

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $728,992,994 in aggregate has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $318,412,129 in aggregate has been rehypothecated.

(c) Non-income producing security.

(d) All or a portion of the security is pledged as collateral in connection with written option contracts. $103,200 in aggregate has been pledged as collateral.

(e) Resale is restricted to qualified institutional investors. Aggregate holdings equal 18.3% of the net assets of the Fund, of which 1.0% are illiquid.

(f) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,890,750 in aggregate has been segregated as collateral.

(g) Illiquid security. Aggregate holdings equal 1.2% of the net assets of the Fund.

(h) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.3% of the net assets of the Fund.

(i) Rate quoted represents the seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at March 31, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	9,238,994	USD	12,756,353	4/2/14	$28,257
Brown Brothers Harriman	GBP	6,753,141	USD	11,311,396	4/2/14	52,896
Brown Brothers Harriman	USD	12,736,193	EUR	9,238,994	4/2/14	(8,098)
Brown Brothers Harriman	USD	11,256,250	GBP	6,753,141	4/2/14	2,250
Brown Brothers Harriman	GBP	7,660,023	USD	12,763,666	5/2/14	(3,831)
Brown Brothers Harriman	EUR	8,437,691	USD	11,629,577	5/5/14	6,204
						$77,678

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

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The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Common Stock	$648,949,704	$648,949,704	$—	$—
Preferred Securities - $25 Par Value - Banks	64,752,560	47,088,915	11,217,957	6,445,688	(b)
Preferred Securities - $25 Par Value - Life/Health Insurance	4,051,650	1,990,400	2,061,250	—
Preferred Securities - $25 Par Value - Transport - Marine - Foreign	5,397,805	3,072,369	—	2,325,436	(b)
Preferred Securities - $25 Par Value - Other Industries	149,720,598	149,720,598	—	—
Preferred Securities - Capital Securities - Banks - Foreign	138,003,337	—	131,201,757	6,801,580	(c)
Preferred Securities - Capital Securities - Food	7,333,519	—	—	7,333,519	(b)
Preferred Securities - Capital Securities - Other Industries	236,258,426	—	236,258,426	—
Corporate Bonds	10,387,186	—	10,387,186	—
Money Market Funds	2,500,000	—	2,500,000	—
Total Investments(d)	$1,267,354,785	$850,821,986	$393,626,576	$22,906,223
Forward foreign currency exchange contracts	$89,607	$—	$89,607	$—
Total Appreciation in Other Financial Instruments(d)	$89,607	$—	$89,607	$—
Written Call Options	$(538)	$—	$(538)	$—
Forward foreign currency exchange contracts	(11,929)	—	(11,929)	—
Total Depreciation in Other Financial Instruments(d)	$(12,467)	$—	$(12,467)	$—

(a)         Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)         Valued by a pricing service which utilized independent broker quotes.

(c)          Valued utilizing independent broker quotes.

(d)         Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

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	Total Investments in Securities	Common Stock - Real Estate - Industrials	Preferred Securities - $25 Par Value - Banks	Preferred Securities - $25 Par Value - Transport - Marine - Foreign	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Food
Balance as of December 31, 2013	$20,824,973	$3,866,999	$5,329,812	$—	$4,418,074	$7,210,088
Purchases	5,190,593	—	1,018,750	2,308,694	1,863,149	—
Amortization	(7)	—	—	—	(7)	—
Change in unrealized appreciation (depreciation)	634,254	(123,409)	97,126	16,742	520,364	123,431
Transfers out of Level 3(a)	(3,743,590)	(3,743,590)	—	—	—	—
Balance as of March 31, 2014	$22,906,223	$—	$6,445,688	$2,325,436	$6,801,580	$7,333,519

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $634,254.

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2014:

Forward foreign currency exchange contracts	$77,678

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2014:

Forward foreign currency exchange contracts
Average Notional Balance	$22,558,727
Ending Notional Balance	24,393,243

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option

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premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the three months ended March 31, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	2,832	$57,682
Options written	—	—
Options expired	—	—
Options outstanding at March 31, 2014	2,832	$57,682

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,039,522,376
Gross unrealized appreciation	$238,193,475
Gross unrealized depreciation	(10,361,066)
Net unrealized appreciation	$227,832,409

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 23, 2014